Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%
Communication Services - 11.6%
9	Alphabet, Inc. - Class A [1]	$26,073
1,195	Alphabet, Inc. - Class C [1]	3,457,840
2,128	Netflix, Inc. [1]	1,281,992
10,605	The New York Times Company - Class A	512,222
21,790	Verizon Communications, Inc.	1,132,208
4,650	Walt Disney Company	720,239
		7,130,574
Consumer Discretionary - 13.1%
3,560	Advance Auto Parts, Inc.	853,973
305	Booking Holdings, Inc. [1]	731,765
2,630	Home Depot, Inc.	1,091,476
13,120	KB Home	586,858
7,775	Magna International, Inc.	629,308
3,900	Mohawk Industries, Inc. [1]	710,502
6,525	PVH Corp.	695,891
4,261	Target Corp.	986,166
12,890	TJX Companies, Inc.	978,609
2,902	TopBuild Corp. [1]	800,691
		8,065,239
Consumer Staples - 6.2%
7,620	Colgate-Palmolive Company	650,291
2,093	The Estee Lauder Companies, Inc. - Class A	774,828
9,593	McCormick & Company, Inc.	926,780
11,875	Mondelez International, Inc. - Class A	787,431
23,710	Sprouts Farmers Market, Inc. [1]	703,713
		3,843,043
Financials - 11.5%
2,501	Ameriprise Financial, Inc.	754,452
2,510	Aon PLC	754,406
20,595	Citigroup, Inc.	1,243,732
2,565	CME Group, Inc. - Class A	586,000
18,910	Morgan Stanley	1,856,205
5,030	PNC Financial Services Group, Inc.	1,008,616
4,475	T. Rowe Price Group, Inc.	879,964
		7,083,375
Health Care - 11.4%
5,575	Agilent Technologies, Inc.	890,049
2,338	Biogen, Inc. [1]	560,933
6,625	Cerner Corp.	615,264
2,740	Danaher Corp.	901,487
12,250	Merck & Company, Inc.	938,840
7,685	Novo Nordisk A/S - ADR	860,720
1,438	Regeneron Pharmaceuticals, Inc. [1]	908,126
3,607	Vertex Pharmaceuticals, Inc. [1]	792,097
1,550	Waters Corp. [1]	577,530
		7,045,046
Industrials - 7.2%
5,301	3M Company	941,617
16,925	Carrier Global Corp.	918,012
3,825	Cummins, Inc.	834,385
10,386	Emerson Electric Company	965,586
8,226	Wabtec Corp.	757,697
		4,417,297
Information Technology - 31.3%
2,195	Adobe, Inc. [1]	1,244,697
3,510	Analog Devices, Inc.	616,953
23,260	Apple, Inc.	4,130,278
6,700	Applied Materials, Inc.	1,054,312
13,620	Ciena Corp. [1]	1,048,331
10,150	First Solar, Inc. [1]	884,674
1,942	Intuit, Inc.	1,249,133
11,985	Micron Technology, Inc.	1,116,403
14,876	Microsoft Corp.	5,003,096
4,086	salesforce.com, Inc. [1]	1,038,375
8,870	Visa, Inc. - Class A	1,922,218
		19,308,470
Materials - 1.7%
3,960	AptarGroup, Inc.	485,021
2,447	Ecolab, Inc.	574,042
		1,059,063
Real Estate - 4.3%
20,860	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	1,108,083
32,342	Kimco Realty Corp. - REIT	797,230
20,295	Weyerhaeuser Company - REIT	835,748
		2,741,061
Utilities - 1.2%
3,961	American Water Works Company, Inc.	748,075

TOTAL COMMON STOCKS (Cost $32,615,447)		61,441,243

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
278,737	First American Treasury Obligations Fund - Class X, 0.010% [2]	278,737

TOTAL SHORT-TERM INVESTMENTS (Cost $278,737)		278,737

TOTAL INVESTMENTS - 100.0% (Cost $32,894,184)		61,719,980
Liabilities in Excess of Other Assets - (0.0)% [3]		(28,518)
NET ASSETS - 100.0%		$61,691,462

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2021.
[3]	Does not round to 0.0% or (0.0)%, as applicable.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has  been licensed for use by U.S. Bancorp Fund Service, LLC.

Boston Common ESG Impact U.S. Equity Fund
Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Boston Common ESG Impact U.S. Equity Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021. See Schedule of Investments for sector breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$61,441,243	$-	$-	$61,441,243
Short-Term Investments	278,737	-	-	278,737
Total Investments in Securities	$61,719,980	$-	$-	$61,719,980